Segment Information - Segment information about assets, liabilities, and additions to property, plant and equipment (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Information
Segment Assets	$ 297,220,101	$ 309,054,150
Segment Liabilities	197,563,187	212,769,750
Additions to Property, Plant and Equipment	16,759,566	27,941,585	$ 25,703,069
Reconciliation of segment assets to total assets
Assets	297,220,101	309,054,150
Reconciliation of segment liabilities to total liabilities
Liabilities	197,563,187	212,769,750
Content
Segment Information
Additions to Property, Plant and Equipment	1,627,250	2,677,448	2,641,189
Reconciliation of segment assets to total assets
Investments	57,206,369	56,500,230
Goodwill	241,973	241,973
Equity method gain recognized in income	1,957,544	1,189,517	50,498
Sky
Segment Information
Additions to Property, Plant and Equipment	4,020,282	6,297,131	5,561,502
Cable
Segment Information
Additions to Property, Plant and Equipment	10,615,147	18,450,446	17,166,959
Reconciliation of segment assets to total assets
Investments	721,076	728,775
Goodwill	13,793,684	13,793,684
Equity method loss recognized in income	61,930	49,913	15,099
Other Businesses
Segment Information
Additions to Property, Plant and Equipment	496,887	516,560	333,419
Reconciliation of segment assets to total assets
Investments	180,159
Goodwill	76,969	76,969
Operating segment
Segment Information
Segment Assets	224,999,871	237,712,519	217,007,753
Segment Liabilities	83,401,114	94,140,825	74,250,653
Reconciliation of segment assets to total assets
Assets	224,999,871	237,712,519	217,007,753
Reconciliation of segment liabilities to total liabilities
Liabilities	83,401,114	94,140,825	74,250,653
Operating segment | Content
Segment Information
Segment Assets	96,867,918	112,639,928	113,461,639
Segment Liabilities	44,129,769	50,758,643	43,668,182
Reconciliation of segment assets to total assets
Assets	96,867,918	112,639,928	113,461,639
Reconciliation of segment liabilities to total liabilities
Liabilities	44,129,769	50,758,643	43,668,182
Operating segment | Sky
Segment Information
Segment Assets	27,977,530	28,359,148	25,199,299
Segment Liabilities	13,333,944	14,227,757	9,190,384
Reconciliation of segment assets to total assets
Assets	27,977,530	28,359,148	25,199,299
Reconciliation of segment liabilities to total liabilities
Liabilities	13,333,944	14,227,757	9,190,384
Operating segment | Cable
Segment Information
Segment Assets	89,803,959	86,194,625	66,971,510
Segment Liabilities	22,675,417	25,624,966	18,222,294
Reconciliation of segment assets to total assets
Assets	89,803,959	86,194,625	66,971,510
Reconciliation of segment liabilities to total liabilities
Liabilities	22,675,417	25,624,966	18,222,294
Operating segment | Other Businesses
Segment Information
Segment Assets	10,350,464	10,518,818	11,375,305
Segment Liabilities	3,261,984	3,529,459	3,169,793
Reconciliation of segment assets to total assets
Assets	10,350,464	10,518,818	11,375,305
Reconciliation of segment liabilities to total liabilities
Liabilities	3,261,984	3,529,459	$ 3,169,793
Debt not allocated to segments
Segment Information
Segment Liabilities	114,162,073	118,628,925
Reconciliation of segment liabilities to total liabilities
Liabilities	114,162,073	118,628,925
Ocesa Entretenimiento, S.A. de C.V. and subsidiaries (collectively, "OCEN")
Reconciliation of segment assets to total assets
Goodwill	$ 359,613	$ 359,613